SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated useful life of property and equipment	Estimated useful lives are as follows:

Estimated Useful Life
Office equipment and furniture	3 - 5 Years

Summary of revenue based on services

	Years Ended October 31,
	2020	2019	2018
Insurance brokerage services	$2,954,798	$2,002,217	$3,087,708
Insurance related risk management services	294,546	—	—
Total revenues	$3,249,344	$2,002,217	$3,087,708